Supplier Financing Arrangements (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities that are part of supplier finance arrangements [abstract]
Disclosure of information relating to supplier finance arrangements	The cash
outflows in respect of these arrangements have been recognised within operating cash flows.

		As at 30 June		As at 31 December
		2026	2025	2025
		£m	£m	£m
Supplier Financing Arrangements
Total	Amounts available for financing reported within trade payables	129	115	296
	Amounts accepted by financial institutions for early financing	123	100	287
	Amounts for which suppliers have received payment	90	80	274
Analysed as:
Leaf payables	Amounts available for financing reported within trade payables	3	—	188
	Amounts accepted by financial institution for early financing	2	—	182
	Amounts for which suppliers have received payment	2	—	180
Other payables	Amounts available for financing reported within trade payables	126	115	108
	Amounts accepted by financial institution for early financing	121	100	105
	Amounts for which suppliers have received payment	88	80	94